Segmented information (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Segmented information
The following tables present financial information by segment for the three month periods ended June 30, 2023 and 2022.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2023	NOTE	BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		4,584	719	—	5,303
Inter-segment service revenues		7	86	(93)	—
Operating service revenues		4,591	805	(93)	5,303
External/Operating product revenues		763	—	—	763
Total external revenues		5,347	719	—	6,066
Total inter-segment revenues		7	86	(93)	—
Total operating revenues		5,354	805	(93)	6,066
Operating costs	5	(2,923)	(591)	93	(3,421)
Adjusted EBITDA (1)		2,431	214	—	2,645
Severance, acquisition and other costs	6				(100)
Depreciation and amortization					(1,232)
Finance costs
Interest expense					(359)
Net return on post-employment benefit plans	11				27
Impairment of assets	7				—
Other expense	8				(311)
Income taxes					(273)
Net earnings					397
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE THREE MONTH PERIOD ENDED JUNE 30, 2022	NOTE	BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		4,500	733	—	5,233
Inter-segment service revenues		7	88	(95)	—
Operating service revenues		4,507	821	(95)	5,233
External/Operating product revenues		628	—	—	628
Total external revenues		5,128	733	—	5,861
Total inter-segment revenues		7	88	(95)	—
Total operating revenues		5,135	821	(95)	5,861
Operating costs	5	(2,771)	(595)	95	(3,271)
Adjusted EBITDA (1)		2,364	226	—	2,590
Severance, acquisition and other costs	6				(40)
Depreciation and amortization					(1,199)
Finance costs
Interest expense					(269)
Net return on post-employment benefit plans	11				7
Impairment of assets	7				(106)
Other expense	8				(97)
Income taxes					(232)
Net earnings					654
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
The following tables present financial information by segment for the six month periods ended June 30, 2023 and 2022.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2023	NOTE	BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		9,112	1,413	—	10,525
Inter-segment service revenues		14	172	(186)	—
Operating service revenues		9,126	1,585	(186)	10,525
External/Operating product revenues		1,595	—	—	1,595
Total external revenues		10,707	1,413	—	12,120
Total inter-segment revenues		14	172	(186)	—
Total operating revenues		10,721	1,585	(186)	12,120
Operating costs	5	(5,884)	(1,239)	186	(6,937)
Adjusted EBITDA (1)		4,837	346	—	5,183
Severance, acquisition and other costs	6				(149)
Depreciation and amortization					(2,433)
Finance costs
Interest expense					(703)
Net return on post-employment benefit plans	11				54
Impairment of assets	7				(34)
Other expense	8				(190)
Income taxes					(543)
Net earnings					1,185
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2022	NOTE	BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE
Operating revenues
External service revenues		8,936	1,474	—	10,410
Inter-segment service revenues		14	172	(186)	—
Operating service revenues		8,950	1,646	(186)	10,410
External/Operating product revenues		1,301	—	—	1,301
Total external revenues		10,237	1,474	—	11,711
Total inter-segment revenues		14	172	(186)	—
Total operating revenues		10,251	1,646	(186)	11,711
Operating costs	5	(5,511)	(1,212)	186	(6,537)
Adjusted EBITDA (1)		4,740	434	—	5,174
Severance, acquisition and other costs	6				(53)
Depreciation and amortization					(2,350)
Finance costs
Interest expense					(529)
Net return on post-employment benefit plans	11				25
Impairment of assets	7				(108)
Other expense	8				(4)
Income taxes					(567)
Net earnings					1,588
(1) The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
Revenues by services and products

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
Services(1)
Wireless	1,766	1,692	3,489	3,327
Wireline data	2,021	1,974	4,022	3,927
Wireline voice	722	756	1,448	1,527
Media	719	733	1,413	1,474
Other wireline services	75	78	153	155
Total services	5,303	5,233	10,525	10,410
Products(2)
Wireless	626	542	1,252	1,105
Wireline	137	86	343	196
Total products	763	628	1,595	1,301
Total operating revenues	6,066	5,861	12,120	11,711
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.